Debt - Summary of Issued Bond Outstanding (Parenthetical) (Detail) - CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] € in Millions	Sep. 30, 2017 EUR (€)
Coupon rate of 6.25 Due in March 9, 2018 [Member]
Debt Instrument [Line Items]
Debt repurchase amount	€ 347
Coupon rate of 2.75 Due in March 18, 2019 [Member]
Debt Instrument [Line Items]
Debt repurchase amount	€ 453